Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2011
Fair Value Assets And Liabilities Measured On Recurring Basis [Abstract]
Fair Value Assets And Liabilities Measured On Recurring Basis [TextBlock]
The following table sets out the Company’s financial assets and (liabilities) measured at fair value, by level within the hierarchy as at March 31, 2011 (in US Dollars, millions):

Items measured at fair value on a recurring basis

Description	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	619			619
Marketable equity securities	124			124
Mandatory convertible bonds	(849)			(849)
Warrants on shares		3		3
Option component of convertible bonds		(162)		(162)

The Company's cash equivalents are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices. The cash instruments that are valued based on quoted market prices in active markets are primarily money market securities. Due to the short maturity of cash, carrying amounts approximate fair values.

The Company's marketable equity securities are included in Other long-term assets in the Company's consolidated balance sheet. They consist of investments in ordinary shares and are valued using quoted market prices in active markets and as such are classified within Level 1 of the fair value hierarchy. The fair value of the marketable equity securities is calculated as the quoted market price of the marketable equity security multiplied by the quantity of shares held by the Company.

The Company's mandatory convertible bonds are included in Long-term debt in the Company's consolidated balance sheet. The bonds are valued using quoted market prices in an active market and as such are classified within Level 1 of the fair value hierarchy. The fair value of the bonds is calculated as the quoted market price of the bond multiplied by the quantity of bonds issued by the Company.

Options associated with marketable equity securities and the conversion features of convertible bonds are included as derivatives on the balance sheet. Such instruments are typically classified within Level 2 of the fair value hierarchy.

Fair Value Assets And Liabilities Measured On Recurring Basis Valuation Techniques [Text Block]

The following inputs were used in the valuation of the conversion features of convertible bonds as at March 31:

2011

Market quoted bond price (percent)	123.25
Fair value of bond excluding conversion feature (percent)	101.23
Fair value of conversion feature (percent)	22.02
Total issued bond value ($ million)	732.5

The option component of the convertible bonds is calculated as the difference between the price of the bond including the option component (bond price) and the price excluding the option component (bond floor price).

Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Fair Value Assets Measured On Nonrecurring Basis [Text Block]
			Three months ended March 31,
						2011
							(unaudited)
							(in US Dollars, millions)

Items measured at fair value on a non-recurring basis

During the three months ended March 31, 2011, the Company fully impaired and wrote-off certain assets in South Africa. This resulted in a loss, which is included in earnings, of:					1

The above items are summarized as follows:

	Fair value	Level 1	Level 2	Level 3	Total gain/(loss)
Description	$	$	$	$	$
Long-lived assets abandoned	-				(1)